BUSINESS COMBINATIONS AND INVESTMENTS - Summary of investments in joint ventures using the equity method (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BUSINESS COMBINATIONS AND INVESTMENTS
Investment in joint ventures, beginning of year	$ 89.9	$ 54.5
Contributions	24.9	44.9
Share of total comprehensive income	28.5
Distribution received	(25.9)
Change in foreign exchange	9.4	(9.5)
Investment in joint ventures, end of year	$ 126.8	$ 89.9